Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 41.52%
FHLB	1.00%	9-30-2031	$8,020,000	$6,565,824
FHLMC¤	0.00	12-14-2029	6,390,000	4,843,801
FHLMC	2.00	6-1-2040	9,090,384	7,671,735
FHLMC	2.00	7-1-2040	9,352,936	7,893,298
FHLMC	2.00	8-1-2040	9,667,941	8,159,092
FHLMC	2.00	11-1-2040	12,835,822	10,778,890
FHLMC	2.00	12-1-2040	3,194,098	2,687,329
FHLMC	2.00	1-1-2041	2,451,508	2,056,744
FHLMC	2.00	2-1-2041	2,514,755	2,122,272
FHLMC	2.00	4-1-2041	2,772,096	2,318,852
FHLMC	2.00	7-1-2041	4,219,828	3,533,726
FHLMC	2.00	11-1-2041	4,880,770	4,054,849
FHLMC	2.00	1-1-2042	3,215,083	2,670,730
FHLMC	2.00	2-1-2042	17,824,760	14,802,767
FHLMC	2.00	2-1-2047	2,120,686	1,705,196
FHLMC	2.00	12-1-2051	1,405,144	1,129,862
FHLMC	2.50	4-1-2042	1,570,918	1,341,961
FHLMC	2.50	5-1-2042	6,159,893	5,221,183
FHLMC	2.50	6-1-2042	2,183,331	1,858,451
FHLMC	2.50	8-1-2043	5,736,842	4,840,240
FHLMC	2.50	6-1-2046	6,773,388	5,714,803
FHLMC	2.50	9-1-2051	10,524,398	8,835,213
FHLMC	2.50	2-1-2052	1,142,789	955,683
FHLMC	2.50	3-1-2052	3,695,868	3,080,089
FHLMC	3.00	4-1-2040	2,777,336	2,483,211
FHLMC	3.00	4-1-2043	3,280,267	2,903,818
FHLMC	3.00	8-1-2043	4,981,134	4,409,490
FHLMC	3.00	4-1-2045	11,998,623	10,619,690
FHLMC	3.00	9-1-2046	5,109,262	4,484,188
FHLMC	3.00	2-1-2047	3,771,393	3,308,285
FHLMC	3.00	1-1-2047	4,103,477	3,600,180
FHLMC	4.00	4-1-2037	1,060,776	1,012,073
FHLMC	4.00	7-1-2049	7,355,079	6,959,294
FHLMC	4.50	6-1-2039	183,748	179,066
FHLMC	4.50	7-1-2039	220,364	214,806
FHLMC Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.13	5-25-2033	5,597,000	5,286,499
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	5,170,232	4,636,581
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	5.80	8-15-2042	1,589,161	1,536,583
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.80	8-15-2042	2,463,306	2,382,478
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.80	9-15-2042	2,505,398	2,422,380
FHLMC (12 Month LIBOR+1.61%)±	3.15	10-1-2043	435,002	441,162
FHLMC (12 Month LIBOR+1.61%)±	4.19	9-1-2043	221,549	224,608
FHLMC (12 Month LIBOR+1.63%)±	5.31	11-1-2043	351,224	353,521
FHLMC (12 Month LIBOR+1.64%)±	2.87	5-1-2049	1,696,854	1,656,546
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (12 Month LIBOR+1.64%)±	3.14%	11-1-2048	$2,625,787	$2,535,947
FHLMC (12 Month LIBOR+1.64%)±	4.66	3-1-2049	2,087,699	2,081,076
FHLMC (12 Month LIBOR+1.64%)±	5.25	4-1-2048	5,189,554	5,191,967
FHLMC (12 Month LIBOR+1.64%)±	5.50	10-1-2043	468,481	473,952
FHLMC (12 Month LIBOR+1.64%)±	6.82	8-1-2043	386,769	385,884
FHLMC (12 Month LIBOR+1.64%)±	6.84	9-1-2045	3,661,356	3,675,313
FHLMC (12 Month LIBOR+1.64%)±	6.88	7-1-2043	218,491	218,687
FHLMC (12 Month LIBOR+1.65%)±	7.04	3-1-2043	352,856	353,182
FHLMC (12 Month LIBOR+1.68%)±	6.34	2-1-2043	583,194	588,923
FHLMC (12 Month LIBOR+1.69%)±	5.39	9-1-2047	4,451,726	4,458,987
FHLMC (12 Month LIBOR+1.72%)±	5.82	1-1-2044	832,952	835,274
FHLMC (12 Month LIBOR+1.77%)±	5.62	9-1-2042	406,311	413,729
FHLMC (30 Day Average U.S. SOFR+2.13%)±	3.91	7-1-2052	2,191,781	2,074,549
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.30	7-1-2052	2,584,680	2,476,806
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.99	8-1-2052	3,059,681	2,851,575
FHLMC (30 Day Average U.S. SOFR+2.19%)±	4.12	10-1-2052	19,179,651	17,927,177
FHLMC (30 Day Average U.S. SOFR+2.22%)±	5.12	8-1-2053	1,819,122	1,789,993
FHLMC (30 Day Average U.S. SOFR+2.29%)±	5.24	6-1-2053	1,975,588	1,948,927
FHLMC (30 Day Average U.S. SOFR+2.30%)±	4.19	5-1-2053	8,829,921	8,495,743
FHLMC (30 Day Average U.S. SOFR+2.38%)±	4.12	9-1-2052	1,659,031	1,579,934
FHLMC Series 1897 Class K	7.00	9-15-2026	82	82
FHLMC Series 2015-8 Class AP	2.00	3-25-2045	4,632,607	3,978,807
FHLMC Series 2017-78 Class FC (30 Day Average U.S. SOFR+0.46%)±	5.75	10-25-2047	2,762,865	2,646,984
FHLMC Series 4047 Class CX	3.50	5-15-2042	4,821,431	4,323,797
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,755,307	1,606,407
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,660,000	1,408,223
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	5.70	10-15-2042	3,399,880	3,279,658
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,641,829	1,371,762
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.80	8-15-2043	4,619,146	4,458,830
FHLMC Series 4248 Class FT (30 Day Average U.S. SOFR+0.61%)±	5.80	9-15-2043	1,725,044	1,673,552
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	5.75	12-15-2043	3,614,510	3,497,476
FHLMC Series 4446 Class CP	2.25	3-15-2045	2,176,395	1,876,814
FHLMC Series 4582 Class HA	3.00	9-15-2045	8,584,534	7,835,572
FHLMC Series 4614 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.80	9-15-2046	2,100,090	2,018,759
FHLMC Series 4631 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.80	11-15-2046	3,296,942	3,171,234
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,855,229	1,643,898
FHLMC Series 4719 Class LA	3.50	9-15-2047	2,417,603	2,215,804
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,820,213	3,405,214
FHLMC Series 4793 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.60	6-15-2048	680,260	646,052
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	5.60	9-15-2048	1,421,900	1,359,133
FHLMC Series 4857 Class JA	3.35	1-15-2049	7,843,048	7,321,831
FHLMC Series 4880 Class DA	3.00	5-15-2050	3,147,916	2,815,399
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	5.80	8-25-2049	1,508,352	1,452,716
See accompanying notes to portfolio of investments
2 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series 4927 Class BG	3.00%	11-25-2049	$3,302,655	$2,933,888
FHLMC Series 4937 Class MD	2.50	10-25-2049	3,361,008	2,913,311
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,895,640	1,563,861
FHLMC Series 4979 Class UC	1.50	6-25-2050	6,113,890	4,716,255
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	5.85	7-25-2050	12,804,828	12,172,340
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.75	8-25-2050	2,709,319	2,555,533
FHLMC Series 5091 Class AB	1.50	3-25-2051	5,946,354	4,691,445
FHLMC Series 5116 Class PB	2.25	2-25-2051	3,460,023	2,891,359
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,796,228	2,392,989
FHLMC Series 5119 Class AB	1.50	8-25-2049	3,298,192	2,589,347
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	5.49	6-25-2051	3,853,590	3,591,609
FHLMC Series 5143 Class GA	2.00	6-25-2049	1,925,066	1,537,915
FHLMC Series 5178 Class TP	2.50	4-25-2049	4,504,942	3,865,862
FHLMC Series 5182 Class D	2.50	11-25-2043	14,233,891	12,689,175
FHLMC Series 5182 Class M	2.50	5-25-2049	2,772,540	2,387,425
FHLMC Series 5184 Class AB	2.50	5-25-2048	2,107,251	1,826,317
FHLMC Series 5201 Class CA	2.50	7-25-2048	3,983,115	3,491,507
FHLMC Series 5202 Class BH	2.00	12-25-2047	2,319,950	2,055,966
FHLMC Series 5202 Class LA	2.50	5-25-2049	4,070,664	3,514,585
FHLMC Series 5203 Class G	2.50	11-25-2048	1,803,403	1,548,785
FHLMC Series 5207 Class PA	3.00	6-25-2051	4,391,082	3,827,341
FHLMC Series 5217 Class CD	2.50	7-25-2049	3,358,436	3,018,083
FHLMC Series 5220 Class QK	3.50	9-25-2050	6,634,066	6,174,973
FHLMC Series 5300 Class C	2.00	9-25-2047	5,363,680	4,853,755
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.00	10-15-2039	5,777,254	5,779,408
FNMA	1.50	10-1-2041	13,808,589	11,076,035
FNMA	1.50	11-1-2041	38,754,572	31,085,579
FNMA	1.50	7-1-2051	16,738,546	12,636,143
FNMA	1.52	8-21-2035	8,018,000	5,572,943
FNMA	1.90	1-25-2036	7,437,000	5,339,454
FNMA	2.00	6-1-2040	3,057,891	2,581,254
FNMA	2.00	7-1-2040	9,235,381	7,741,653
FNMA	2.00	9-1-2040	10,316,400	8,708,348
FNMA	2.00	10-1-2040	11,346,055	9,504,586
FNMA	2.00	11-1-2040	9,996,724	8,434,888
FNMA	2.00	12-1-2040	56,541,479	47,612,665
FNMA	2.00	1-1-2041	19,416,497	16,303,510
FNMA	2.00	2-1-2041	10,890,065	9,161,798
FNMA	2.00	4-1-2041	1,780,784	1,503,186
FNMA	2.00	5-1-2041	20,630,822	17,347,906
FNMA	2.00	6-1-2041	1,241,281	1,040,941
FNMA	2.00	7-1-2041	19,514,557	16,342,356
FNMA	2.00	8-1-2041	1,409,260	1,178,597
FNMA	2.00	10-1-2041	7,178,946	6,019,521
FNMA	2.00	11-1-2041	3,560,756	2,948,409
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.00%	1-1-2042	$4,779,981	$3,950,698
FNMA	2.00	2-1-2042	44,995,865	37,456,157
FNMA	2.00	4-1-2042	3,705,595	3,082,948
FNMA	2.00	4-1-2046	10,764,039	8,693,371
FNMA	2.00	1-1-2047	1,971,562	1,587,814
FNMA	2.00	3-1-2047	14,257,815	11,480,268
FNMA	2.50	12-1-2040	6,520,498	5,656,051
FNMA	2.50	5-1-2041	6,905,565	5,968,969
FNMA	2.50	8-1-2041	3,834,238	3,267,913
FNMA	2.50	2-1-2042	4,004,861	3,473,366
FNMA	2.50	4-1-2042	8,296,034	7,093,473
FNMA	2.50	5-1-2042	5,068,717	4,334,305
FNMA	2.50	6-1-2042	4,713,687	4,027,051
FNMA	2.50	5-1-2046	1,955,559	1,647,219
FNMA	2.50	12-1-2047	9,474,588	8,204,867
FNMA	2.50	10-1-2050	6,164,522	5,186,873
FNMA	2.50	3-1-2052	4,437,067	3,705,278
FNMA	3.00	11-1-2039	2,392,694	2,216,977
FNMA	3.00	5-1-2040	6,426,904	5,729,660
FNMA	3.00	11-1-2042	3,463,810	3,066,932
FNMA	3.00	1-1-2043	4,150,587	3,673,665
FNMA	3.00	2-1-2043	16,991,603	14,982,050
FNMA	3.00	7-1-2043	2,723,954	2,410,523
FNMA	3.00	8-1-2043	3,734,459	3,303,845
FNMA	3.00	9-1-2043	2,929,582	2,593,864
FNMA	3.00	12-1-2043	3,518,867	3,113,945
FNMA	3.00	2-1-2044	3,627,559	3,210,920
FNMA	3.00	10-1-2044	18,279,033	16,022,840
FNMA	3.00	2-1-2045	5,805,771	5,133,608
FNMA	3.00	10-1-2046	10,526,967	9,272,111
FNMA	3.00	11-1-2046	10,624,720	9,330,925
FNMA	3.00	12-1-2046	14,667,884	12,903,190
FNMA	3.00	1-1-2047	10,451,923	9,160,942
FNMA	3.00	2-1-2047	14,834,026	13,067,197
FNMA	3.00	2-1-2048	2,539,773	2,226,518
FNMA	3.00	4-1-2048	11,599,331	10,267,282
FNMA	3.00	8-1-2048	3,098,299	2,742,400
FNMA	3.00	1-1-2049	5,656,866	5,007,550
FNMA	3.00	2-1-2049	6,255,009	5,482,482
FNMA	3.00	10-1-2049	44,257,618	39,175,547
FNMA	3.00	2-1-2050	41,866,913	36,815,361
FNMA	3.00	5-1-2050	14,201,450	12,506,104
FNMA	3.00	7-1-2052	2,843,462	2,507,997
FNMA	3.00	2-1-2055	1,995,230	1,744,235
FNMA	3.00	7-1-2060	25,110,846	21,389,528
FNMA	3.00	3-1-2047	2,108,668	1,847,491
FNMA	3.50	6-1-2041	2,991,468	2,795,813
FNMA	3.50	3-1-2042	2,229,786	2,053,607
See accompanying notes to portfolio of investments
4 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.50%	4-1-2042	$4,744,939	$4,370,021
FNMA	3.50	5-1-2042	1,344,489	1,255,382
FNMA	3.50	6-1-2042	2,452,603	2,284,017
FNMA	3.50	11-1-2042	1,914,862	1,763,538
FNMA	3.50	12-1-2043	9,063,100	8,286,987
FNMA	3.50	1-1-2044	1,338,064	1,249,306
FNMA	3.50	2-1-2046	4,929,294	4,500,940
FNMA	3.50	7-1-2047	23,314,117	21,470,535
FNMA	3.50	7-1-2048	1,597,681	1,446,088
FNMA	3.50	4-1-2050	5,092,683	4,691,045
FNMA%%	3.50	9-14-2053	13,100,000	11,708,637
FNMA	4.00	1-1-2027	7,750,710	7,598,269
FNMA	4.00	9-1-2033	1,299,419	1,256,935
FNMA	4.00	3-1-2035	18,866,703	18,494,174
FNMA	4.00	10-1-2037	930,295	893,492
FNMA	4.00	6-1-2038	1,753,633	1,684,387
FNMA	4.00	9-1-2045	571,513	542,313
FNMA	4.00	1-1-2046	4,091,822	3,883,510
FNMA	4.00	4-1-2047	1,052,272	992,498
FNMA	4.00	10-1-2047	825,994	781,960
FNMA	4.00	7-1-2048	12,871,277	12,136,297
FNMA	4.00	12-1-2048	2,051,291	1,944,239
FNMA	4.00	5-1-2049	2,103,262	1,988,082
FNMA	4.50	6-1-2041	171,728	167,293
FNMA	4.50	3-1-2043	2,178,593	2,122,348
FNMA	4.50	10-1-2045	3,442,327	3,332,154
FNMA	4.50	2-1-2046	89,712	86,840
FNMA	4.50	7-1-2048	3,369,192	3,259,440
FNMA	4.50	11-1-2048	1,462,074	1,419,162
FNMA	5.50	9-1-2052	4,237,085	4,285,602
FNMA%%	5.50	9-1-2053	7,400,000	7,306,344
FNMA	6.00	2-1-2029	1,046	1,049
FNMA	6.00	3-1-2033	14,410	14,744
FNMA	6.00	11-1-2033	5,013	5,139
FNMA	6.00	7-1-2053	343,091	343,972
FNMA%%	6.00	9-14-2053	138,200,000	138,561,694
FNMA%%	6.00	10-12-2053	78,500,000	78,668,652
FNMA	6.50	11-1-2052	1,727,285	1,811,934
FNMA	6.50	12-1-2052	1,287,310	1,350,883
FNMA	6.50	2-1-2053	945,812	992,521
FNMA	7.00	2-1-2053	3,538,783	3,645,107
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	4,664,039	4,295,157
FNMA Principal STRIPS¤	0.00	11-15-2030	18,777,000	13,578,977
FNMA (12 Month LIBOR+1.56%)±	6.74	6-1-2043	249,741	250,184
FNMA (12 Month LIBOR+1.56%)±	6.95	3-1-2043	56,094	55,649
FNMA (12 Month LIBOR+1.58%)±	4.03	10-1-2043	1,011,503	1,025,740
FNMA (12 Month LIBOR+1.58%)±	4.37	6-1-2045	1,441,612	1,449,056
FNMA (12 Month LIBOR+1.58%)±	4.67	1-1-2046	3,600,913	3,616,584
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR+1.60%)±	3.04%	3-1-2050	$5,180,109	$5,043,785
FNMA (12 Month LIBOR+1.65%)±	6.06	1-1-2043	243,909	246,201
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.97	8-1-2052	2,154,916	2,014,368
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.14	9-1-2052	4,329,827	4,171,416
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.17	7-1-2052	5,122,038	4,822,414
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.36	7-1-2052	5,570,705	5,360,755
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.63	8-1-2052	5,105,067	4,884,075
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.15	10-1-2052	11,060,917	10,656,934
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.25	11-1-2052	3,725,201	3,602,556
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.30	8-1-2052	6,040,399	5,806,411
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.63	8-1-2052	6,417,664	6,220,606
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.65	8-1-2052	4,944,430	4,796,105
FNMA (30 Day Average U.S. SOFR+2.37%)±	3.68	8-1-2052	3,194,351	3,011,659
FNMA (30 Day Average U.S. SOFR+2.37%)±	4.22	9-1-2052	1,666,300	1,597,026
FNMA Series 2012-111 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.80	10-25-2042	2,158,742	2,103,296
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	5.75	12-25-2042	2,099,686	2,020,169
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,907,554	1,582,040
FNMA Series 2013-11 Class AP	1.50	1-25-2043	5,975,584	5,228,146
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.75	3-25-2043	2,529,569	2,432,528
FNMA Series 2013-43 Class BP	1.75	5-25-2043	2,247,299	1,883,157
FNMA Series 2014-25 Class EL	3.00	5-25-2044	2,334,809	2,065,745
FNMA Series 2014-74 Class PC	2.50	6-25-2044	2,086,345	1,900,669
FNMA Series 2015-20 Class EF (30 Day Average U.S. SOFR+0.46%)±	5.75	4-25-2045	5,934,247	5,685,516
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	5.70	5-25-2045	3,668,690	3,524,280
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.70	5-25-2045	2,225,334	2,125,354
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.70	7-25-2045	2,738,114	2,617,956
FNMA Series 2015-84 Class PA	1.70	8-25-2033	6,886,120	6,196,234
FNMA Series 2016-48 Class MA	2.00	6-25-2038	6,906,264	6,172,124
FNMA Series 2016-57 Class PC	1.75	6-25-2046	14,324,404	11,745,248
FNMA Series 2017-13 Class PA	3.00	8-25-2046	2,021,395	1,824,664
FNMA Series 2018-14 Class KC	3.00	3-25-2048	2,436,927	2,250,802
FNMA Series 2018-38 Class MA	3.30	6-25-2048	3,859,049	3,584,674
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,497,252	2,141,827
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,972,070	1,839,503
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.90	4-25-2049	1,387,288	1,336,428
FNMA Series 2019-25 Class PA	3.00	5-25-2048	5,198,727	4,682,713
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.80	8-25-2049	2,790,606	2,682,437
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	5.85	11-25-2049	1,377,865	1,324,214
See accompanying notes to portfolio of investments
6 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2020-34 Class F (30 Day Average U.S. SOFR+0.56%)±	5.85%	6-25-2050	$1,934,007	$1,847,939
FNMA Series 2020-45 Class JL	3.00	7-25-2040	4,115,458	3,655,715
FNMA Series 2020-48 Class AB	2.00	7-25-2050	3,323,686	2,693,379
FNMA Series 2020-48 Class DA	2.00	7-25-2050	7,397,928	6,041,156
FNMA Series 2020-59 Class NC	3.00	8-25-2040	3,147,397	2,819,961
FNMA Series 2021-27 Class EC	1.50	5-25-2051	9,652,102	7,525,113
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,804,533	2,333,453
FNMA Series 2021-73 Class A	2.50	11-25-2049	4,186,234	3,569,808
FNMA Series 2021-78 Class ND	1.50	11-25-2051	5,427,272	4,357,955
FNMA Series 2021-78 Class PA	2.50	11-25-2051	3,527,905	3,016,932
FNMA Series 2021-86 Class MA	2.50	11-25-2047	6,086,217	5,321,853
FNMA Series 2021-91 Class AB	2.50	9-25-2049	3,515,598	2,999,218
FNMA Series 2022-11 Class A	2.50	7-25-2047	8,975,009	7,934,664
FNMA Series 2022-28 Class CA	2.00	1-25-2048	3,285,665	2,893,394
FNMA Series 2022-3 Class N	2.00	10-25-2047	10,916,099	9,244,911
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.80	1-25-2050	6,038,730	5,819,883
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.95	6-25-2040	3,917,751	3,872,693
GNMA	3.00	6-20-2043	4,159,115	3,684,964
GNMA	3.00	8-20-2043	1,318,983	1,168,611
GNMA	3.00	10-20-2046	603,075	534,278
GNMA	3.00	12-20-2046	2,083,007	1,846,118
GNMA	3.00	1-20-2047	2,408,627	2,133,858
GNMA	3.00	3-20-2047	2,303,683	2,040,885
GNMA	3.00	4-20-2047	3,211,674	2,845,299
GNMA	3.00	5-20-2047	570,327	505,263
GNMA	3.00	7-20-2047	2,342,863	2,075,858
GNMA	3.00	9-20-2047	1,782,867	1,573,395
GNMA	3.00	11-15-2047	10,768,893	9,703,318
GNMA	3.00	11-20-2047	828,883	734,405
GNMA	3.00	12-20-2047	234,628	205,762
GNMA	3.00	1-20-2048	1,392,571	1,230,101
GNMA	3.00	2-20-2048	1,052,163	930,489
GNMA	3.00	3-20-2048	359,893	318,835
GNMA	3.00	10-20-2050	9,296,203	8,196,256
GNMA	3.50	1-20-2048	2,300,441	2,116,918
GNMA	4.00	3-20-2048	626,519	586,289
GNMA	4.00	4-20-2048	2,194,099	2,054,059
GNMA	4.50	8-15-2047	398,379	389,372
GNMA	4.50	6-20-2048	2,402,376	2,320,198
GNMA	4.50	2-20-2049	2,804,478	2,638,415
GNMA	6.00	1-20-2053	4,842,311	4,906,249
GNMA%%	6.00	9-21-2053	96,200,000	96,511,898
GNMA%%	6.00	10-23-2053	32,900,000	32,975,824
GNMA Series 2012-141 Class WA±±	4.52	11-16-2041	784,344	753,508
GNMA Series 2013-152 Class HA	2.50	6-20-2043	3,318,853	2,983,902
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series 2014-181 Class L	3.00%	12-20-2044	$1,976,655	$1,738,967
GNMA Series 2015-144 Class CA	2.50	10-20-2045	3,428,578	2,955,654
GNMA Series 2015-161 Class GF (U.S. SOFR 1 Month+0.41%)±	5.73	11-20-2045	1,850,128	1,775,223
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,600,787	2,852,150
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,424,041	2,185,599
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,171,464
GNMA Series 2021-227 Class E	2.50	7-20-2050	15,121,511	12,825,425
GNMA Series 2021-23 Class MG	1.50	2-20-2051	7,297,989	5,913,579
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,327,313	2,290,150
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,385,770	1,344,228
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,779,518	2,648,710
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,453,603	2,345,122
GNMA Series 2021-8 Class CY	5.00	1-20-2051	897,203	870,422
GNMA Series 2022-107 Class C	2.50	6-20-2051	11,544,047	9,644,233
GNMA Series 2022-191 Class B	4.00	6-20-2041	14,145,835	13,061,456
GNMA Series 2022-191 Class BY	4.00	8-20-2041	15,226,534	14,068,766
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	5.94	11-20-2052	10,171,912	9,940,608
GNMA Series 2022-205 Class A	2.00	9-20-2051	4,247,085	3,294,224
GNMA Series 2022-31 Class GH	2.50	12-20-2049	7,623,312	6,605,737
GNMA Series 2022-50 Class DC	2.50	8-20-2051	3,546,491	3,047,493
GNMA Series 2022-66 Class CG	3.50	4-20-2052	7,231,325	6,754,778
GNMA Series 2022-84 Class A	2.50	1-20-2052	4,086,911	3,414,635
Total agency securities (Cost $1,987,222,255)				1,908,331,103
Asset-backed securities: 11.12%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	6-15-2031	1,860,000	1,849,290
American Express Credit Account Master Trust Series 2023-1 Class A	4.87	5-15-2028	4,409,000	4,384,090
Americredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	3,567,000	3,506,199
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	1,745,000	1,743,938
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A144A	2.36	3-20-2026	3,825,000	3,640,824
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A Class A144A	1.66	2-20-2028	3,391,000	2,969,126
Avis Budget Rental Car Funding AESOP LLC Series 2023-1A Class A144A	5.25	4-20-2029	6,416,000	6,277,894
Avis Budget Rental Car Funding AESOP LLC Series 2023-2A Class A144A	5.20	10-20-2027	3,442,000	3,383,408
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A Class A144A	5.49	6-20-2029	7,628,000	7,507,298
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	3,552,000	3,551,072
BA Credit Card Trust Series 2023-A1 Class A1	4.79	5-15-2028	1,412,000	1,400,225
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07	6-25-2026	2,481,000	2,461,185
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49	5-15-2027	5,110,000	4,954,380
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A	4.42	5-15-2028	4,073,000	4,000,395
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87	2-15-2028	10,269,000	10,173,409
See accompanying notes to portfolio of investments
8 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99%	3-27-2028	$2,419,000	$2,333,843
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	7.08	11-26-2046	1,349,513	1,353,992
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	1,149,375	1,087,328
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,928,846	1,783,423
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56	7-15-2027	10,261,000	9,933,316
Discover Card Execution Note Trust Series 2023-A1 Class A	4.31	3-15-2028	8,282,000	8,110,240
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93	6-15-2028	15,637,000	15,550,665
Enterprise Fleet Financing LLC Series 2023-1 Class A3144A	5.42	10-22-2029	3,036,000	3,013,554
Enterprise Fleet Financing LLC Series 2023-1 Class A2144A	5.51	1-22-2029	4,926,000	4,896,604
Ford Credit Auto Owner Trust Series 2022-1 Class A144A	3.88	11-15-2034	6,966,000	6,621,857
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,668,579
Ford Credit Auto Owner Trust Series 2023-1 Class A144A	4.85	8-15-2035	6,192,000	6,103,589
Ford Credit Auto Owner Trust Series 2023-2 Class A144A	5.28	2-15-2036	8,633,000	8,665,330
Ford Credit Auto Owner Trust Series 2023-A Class A3	4.65	2-15-2028	7,598,000	7,485,687
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1144A	4.92	5-15-2028	6,917,000	6,835,059
GM Financial Automobile Leasing Trust Series 2023-1 Class A4	5.16	1-20-2027	3,702,000	3,674,202
GM Financial Automobile Leasing Trust Series 2023-2 Class A3	5.05	7-20-2026	4,944,000	4,905,593
GM Financial Automobile Leasing Trust Series 2023-2 Class A4	5.09	5-20-2027	2,343,000	2,315,720
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38	11-20-2026	4,587,000	4,585,748
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,556,842
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3	3.10	2-16-2027	8,146,000	7,905,728
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3	4.82	8-16-2027	3,022,000	2,992,857
GM Financial Revolving Receivables Trust Series 2022-1 Class A144A	5.91	10-11-2035	4,422,000	4,518,138
GM Financial Revolving Receivables Trust Series 2023-1 Class A144A	5.12	4-11-2035	4,581,000	4,570,358
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1144A	5.34	6-15-2028	8,542,000	8,532,021
Hertz Vehicle Financing III LLC Series 2022-1A Class A144A	1.99	6-25-2026	6,415,000	6,007,602
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	5,189,000	5,200,537
Hertz Vehicle Financing III LP Series 2021-2A Class A144A	1.68	12-27-2027	4,377,000	3,857,149
Hertz Vehicle Financing LLC Series 2022-4A Class A144A	3.73	9-25-2026	1,924,000	1,845,732
Hertz Vehicle Financing LLC Series 2023-2A Class A144A	5.57	9-25-2029	8,139,000	8,036,322
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04	4-21-2027	7,074,000	7,032,486
Hyundai Auto Lease Securitization Trust Series 2023-B Class A4144A	5.17	4-15-2027	3,749,000	3,696,513
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,738,891
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	5,544,000	5,338,109
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,603,032
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,257,843
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	2,010,000	2,020,572
Mercedes-Benz Auto Lease Trust Series 2023-A Class A3	4.74	1-15-2027	5,034,000	4,972,753
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,880,196
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A4	4.31	4-16-2029	2,935,000	2,865,057
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Private Education Loan Trust Series 2014-AA Class A3 (U.S. SOFR 1 Month+1.71%)144A±	7.02%	10-15-2031	$1,818,075	$1,822,522
Navient Private Education Loan Trust Series 2016-AA Class A2B (U.S. SOFR 1 Month+2.26%)144A±	7.57	12-15-2045	874,089	879,098
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	127,631	125,645
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	2,667,262	2,549,082
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	2,486,518	2,393,174
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	2,212,023	2,098,720
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	5,507,790	5,096,216
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	2,996,051	2,759,824
Navient Private Education Refinance Loan Trust Series 2020-BA Class A2144A	2.12	1-15-2069	1,994,477	1,816,233
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	2,456,296	2,183,679
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	1,247,335	1,080,955
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	5,186,862	4,437,603
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	7,091,671	5,969,404
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	4,580,708	3,852,459
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	3,304,875	2,885,527
Navient Student Loan Trust Series 2019-BA Class A2A144A	3.39	12-15-2059	4,174,234	3,955,762
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	4,923,569	4,243,085
Nelnet Student Loan Trust Series 2004-3 Class A5 (90 Day Average U.S. SOFR+0.44%)±	5.50	10-27-2036	1,110,532	1,086,243
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.48	1-25-2037	3,217,718	3,170,596
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	5.43	10-25-2033	9,239,191	9,036,245
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	5.33	3-23-2037	9,135,830	8,956,318
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	5.35	12-24-2035	6,914,591	6,788,418
Nelnet Student Loan Trust Series 2005-4 Class A4 (90 Day Average U.S. SOFR+0.44%)±	5.41	3-22-2032	1,761,241	1,686,752
Nissan Auto Lease Trust Series 2023-B Class A4	5.61	11-15-2027	3,476,000	3,483,920
Nissan Auto Lease Trust Series 2023-B Class A3	5.69	7-15-2026	9,078,000	9,092,542
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,390,145
Nissan Auto Receivables Owner Trust Series 2023-A Class A4	4.85	6-17-2030	1,724,000	1,709,654
See accompanying notes to portfolio of investments
10 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
PenFed Auto Receivables Owner Trust Series 2022-A Class A3144A	3.96%	4-15-2026	$3,548,000	$3,495,482
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	1,743,000	1,698,950
Santander Drive Auto Receivables Trust Series 2022-2 Class A3	2.98	10-15-2026	5,922,986	5,868,204
Santander Drive Auto Receivables Trust Series 2022-3 Class A3	3.40	12-15-2026	2,753,105	2,722,966
Santander Drive Auto Receivables Trust Series 2022-4 Class A3	4.14	2-16-2027	5,140,000	5,090,236
Santander Drive Auto Receivables Trust Series 2022-5 Class A3	4.11	8-17-2026	4,588,000	4,554,501
Santander Drive Auto Receivables Trust Series 2022-6 Class A3	4.49	11-16-2026	8,785,000	8,715,550
Santander Drive Auto Receivables Trust Series 2022-7 Class A3	5.75	4-15-2027	1,964,000	1,958,134
SMB Private Education Loan Trust Series 2016-B Class A2A144A	2.43	2-17-2032	781,187	755,705
SMB Private Education Loan Trust Series 2016-B Class A2B (U.S. SOFR 1 Month+1.56%)144A±	6.87	2-17-2032	608,966	609,132
SMB Private Education Loan Trust Series 2016-C Class A2B (U.S. SOFR 1 Month+1.21%)144A±	6.52	9-15-2034	683,575	682,002
SMB Private Education Loan Trust Series 2018-C Class A2A144A	3.63	11-15-2035	1,619,001	1,547,914
SMB Private Education Loan Trust Series 2020-B Class A1A144A	1.29	7-15-2053	1,873,460	1,673,133
SMB Private Education Loan Trust Series 2020-PTA Class A2A144A	1.60	9-15-2054	3,772,224	3,361,044
SMB Private Education Loan Trust Series 2020-PTB Class A2A144A	1.60	9-15-2054	10,851,534	9,666,295
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	6,495,267	5,597,416
SMB Private Education Loan Trust Series 2021-B Class A144A	1.31	7-17-2051	2,309,111	2,042,540
SMB Private Education Loan Trust Series 2021-D Class A1A144A	1.34	3-17-2053	6,318,935	5,583,201
SMB Private Education Loan Trust Series 2021-E Class A1A144A	1.68	2-15-2051	5,089,786	4,556,130
SMB Private Education Loan Trust Series 2023-B Class A1B (30 Day Average U.S. SOFR+1.80%)144A±	6.99	10-16-2056	4,200,996	4,237,690
SoFi Professional Loan Program LLC Series 2017-D Class A2FX144A	2.65	9-25-2040	90,153	85,945
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	418,502	374,999
SoFi Professional Loan Program LLC Series 2021-A Class AFX144A	1.03	8-17-2043	1,542,844	1,303,186
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	3,607,373	3,008,516
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86	7-15-2028	2,737,000	2,658,236
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	14,674,000	14,739,657
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	3,719,000	3,682,025
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,153,786
Toyota Auto Receivables Owner Trust Series 2023-A Class A4	4.42	8-15-2028	2,768,000	2,711,567
Toyota Auto Receivables Owner Trust Series 2023-B Class A3	4.71	2-15-2028	4,376,000	4,332,827
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16	4-17-2028	7,200,000	7,182,290
Verizon Master Trust Series 2022-2 Class A	1.53	7-20-2028	3,146,000	2,976,930
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	6,886,000	6,637,070
Verizon Master Trust Series 2022-6 Class A	3.67	1-22-2029	4,554,000	4,412,320
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,313,114
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	2,391,000	2,368,101
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,805,546
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02%	6-20-2028	$5,050,000	$5,028,554
World Omni Select Auto Trust Series 2023-A Class A2A	5.92	3-15-2027	4,126,000	4,120,207
Total asset-backed securities (Cost $528,520,822)				511,016,722
Corporate bonds and notes: 18.59%
Basic materials: 0.14%
Chemicals: 0.14%
Celanese U.S. Holdings LLC	6.70	11-15-2033	3,476,000	3,490,617
Rohm & Haas Co.	7.85	7-15-2029	2,735,000	3,023,053
				6,513,670
Communications: 1.81%
Internet: 0.15%
Meta Platforms, Inc.	5.60	5-15-2053	3,349,000	3,362,768
Meta Platforms, Inc.	5.75	5-15-2063	3,349,000	3,382,040
				6,744,808
Media: 0.29%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	913,000	605,105
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	5,760,000	3,765,628
Comcast Corp.	2.99	11-1-2063	1,987,000	1,201,258
Comcast Corp.	4.05	11-1-2052	1,713,000	1,370,193
Comcast Corp.	5.35	11-15-2027	3,490,000	3,538,961
Discovery Communications LLC	4.00	9-15-2055	1,857,000	1,211,105
Paramount Global	4.95	5-19-2050	2,145,000	1,571,896
				13,264,146
Telecommunications: 1.37%
AT&T, Inc.	3.50	6-1-2041	1,693,000	1,241,702
AT&T, Inc.	3.50	9-15-2053	2,607,000	1,715,940
AT&T, Inc.	3.55	9-15-2055	2,630,000	1,716,520
AT&T, Inc.	3.65	9-15-2059	1,663,000	1,076,245
AT&T, Inc.	3.80	12-1-2057	4,782,000	3,224,981
AT&T, Inc.	5.40	2-15-2034	12,626,000	12,261,102
T-Mobile USA, Inc.	1.50	2-15-2026	1,189,000	1,083,353
T-Mobile USA, Inc.	2.25	2-15-2026	3,709,000	3,429,663
T-Mobile USA, Inc.	2.55	2-15-2031	2,655,000	2,187,775
T-Mobile USA, Inc.	2.88	2-15-2031	45,000	37,835
T-Mobile USA, Inc.	3.50	4-15-2031	27,000	23,574
T-Mobile USA, Inc.	3.75	4-15-2027	5,650,000	5,355,038
T-Mobile USA, Inc.	4.80	7-15-2028	3,527,000	3,448,116
T-Mobile USA, Inc.	4.95	3-15-2028	3,524,000	3,474,935
T-Mobile USA, Inc.	5.05	7-15-2033	4,409,000	4,254,407
Verizon Communications, Inc.	2.36	3-15-2032	9,566,000	7,566,115
See accompanying notes to portfolio of investments
12 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications (continued)
Verizon Communications, Inc.	2.65%	11-20-2040	$2,225,000	$1,485,696
Verizon Communications, Inc.	5.05	5-9-2033	9,678,000	9,390,743
				62,973,740
Consumer, cyclical: 1.28%
Auto manufacturers: 0.53%
Ford Motor Credit Co. LLC	2.90	2-10-2029	2,838,000	2,342,174
Ford Motor Credit Co. LLC	7.20	6-10-2030	4,065,000	4,128,821
General Motors Co.	5.20	4-1-2045	1,418,000	1,171,783
Hyundai Capital America144A	0.80	1-8-2024	1,397,000	1,372,669
Hyundai Capital America144A	1.30	1-8-2026	3,349,000	3,030,977
Hyundai Capital America144A	5.50	3-30-2026	3,555,000	3,540,045
Hyundai Capital America144A	5.60	3-30-2028	5,526,000	5,496,784
Hyundai Capital America144A	5.70	6-26-2030	3,503,000	3,447,428
				24,530,681
Entertainment: 0.15%
Warnermedia Holdings, Inc.	5.05	3-15-2042	3,487,000	2,866,425
Warnermedia Holdings, Inc.	5.14	3-15-2052	2,686,000	2,141,036
Warnermedia Holdings, Inc.	5.39	3-15-2062	2,199,000	1,745,282
				6,752,743
Leisure time: 0.06%
Harley-Davidson Financial Services, Inc. Series CO144A	6.50	3-10-2028	2,652,000	2,659,564
Retail: 0.54%
Lowe’s Cos., Inc.	4.25	4-1-2052	3,331,000	2,635,115
Lowe’s Cos., Inc.	5.63	4-15-2053	4,314,000	4,189,674
Lowe’s Cos., Inc.	5.75	7-1-2053	1,772,000	1,751,502
Lowe’s Cos., Inc.	5.85	4-1-2063	885,000	865,476
McDonald’s Corp.	4.80	8-14-2028	5,208,000	5,183,632
McDonald’s Corp.	5.45	8-14-2053	3,474,000	3,476,310
Walmart, Inc.	4.10	4-15-2033	4,431,000	4,222,594
Walmart, Inc.	4.50	4-15-2053	2,659,000	2,474,324
				24,798,627
Consumer, non-cyclical: 3.50%
Agriculture: 0.68%
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,822,000	1,686,774
Bunge Ltd. Finance Corp.	2.75	5-14-2031	379,000	316,996
Philip Morris International, Inc.	4.88	2-13-2026	2,863,000	2,835,087
Philip Morris International, Inc.	4.88	2-15-2028	7,658,000	7,559,134
Philip Morris International, Inc.	5.00	11-17-2025	3,750,000	3,728,044
Philip Morris International, Inc.	5.13	11-17-2027	5,624,000	5,613,437
Philip Morris International, Inc.	5.13	2-15-2030	5,756,000	5,689,161
Philip Morris International, Inc.	5.38	2-15-2033	2,865,000	2,829,083
Philip Morris International, Inc.	5.75	11-17-2032	900,000	912,804
				31,170,520
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 13

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages: 0.50%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2-1-2036	$8,945,000	$8,561,344
Anheuser-Busch InBev Worldwide, Inc.	4.38	4-15-2038	4,709,000	4,311,738
Constellation Brands, Inc.	4.75	5-9-2032	1,334,000	1,278,698
Constellation Brands, Inc.	4.90	5-1-2033	2,557,000	2,465,354
Constellation Brands, Inc.	5.25	11-15-2048	3,646,000	3,406,191
Keurig Dr Pepper, Inc.	4.50	4-15-2052	3,297,000	2,806,591
				22,829,916
Biotechnology: 0.52%
Amgen, Inc.	5.25	3-2-2025	8,819,000	8,781,436
Amgen, Inc.	5.65	3-2-2053	10,012,000	9,925,350
Gilead Sciences, Inc.	2.60	10-1-2040	2,748,000	1,919,846
Gilead Sciences, Inc.	4.00	9-1-2036	1,414,000	1,248,193
Gilead Sciences, Inc.	4.60	9-1-2035	2,008,000	1,905,588
				23,780,413
Commercial services: 0.06%
Quanta Services, Inc.	0.95	10-1-2024	3,156,000	2,992,892
Cosmetics/Personal Care: 0.33%
Kenvue, Inc.144A	4.90	3-22-2033	7,068,000	7,028,746
Kenvue, Inc.144A	5.05	3-22-2028	3,533,000	3,542,376
Kenvue, Inc.144A	5.05	3-22-2053	3,919,000	3,837,619
Kenvue, Inc.144A	5.20	3-22-2063	883,000	863,929
				15,272,670
Healthcare-products: 0.15%
Abbott Laboratories	1.40	6-30-2030	3,975,000	3,239,547
Abbott Laboratories	4.75	11-30-2036	3,534,000	3,508,430
				6,747,977
Healthcare-services: 0.44%
HCA, Inc.144A	4.63	3-15-2052	1,692,000	1,357,645
HCA, Inc.	5.20	6-1-2028	2,679,000	2,639,862
HCA, Inc.	5.90	6-1-2053	6,177,000	5,923,967
UnitedHealth Group, Inc.	3.05	5-15-2041	831,000	620,532
UnitedHealth Group, Inc.	4.00	5-15-2029	3,360,000	3,211,994
UnitedHealth Group, Inc.	5.20	4-15-2063	1,826,000	1,750,234
UnitedHealth Group, Inc.	5.88	2-15-2053	4,219,000	4,512,231
				20,016,465
Pharmaceuticals: 0.82%
AbbVie, Inc.	3.20	11-21-2029	4,771,000	4,300,353
AbbVie, Inc.	4.05	11-21-2039	1,876,000	1,607,944
AbbVie, Inc.	4.25	11-21-2049	9,010,000	7,587,848
AbbVie, Inc.	4.30	5-14-2036	1,149,000	1,052,639
AbbVie, Inc.	4.45	5-14-2046	1,169,000	1,011,251
AbbVie, Inc.	4.55	3-15-2035	4,356,000	4,120,301
See accompanying notes to portfolio of investments
14 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC	4.88%	3-3-2028	$3,872,000	$3,859,237
Astrazeneca Finance LLC	4.90	3-3-2030	5,292,000	5,264,063
CVS Health Corp.	4.88	7-20-2035	520,000	483,816
Eli Lilly & Co.	4.70	2-27-2033	1,766,000	1,762,768
Eli Lilly & Co.	4.88	2-27-2053	1,778,000	1,748,670
Eli Lilly & Co.	4.95	2-27-2063	1,236,000	1,207,373
Merck & Co., Inc.	4.50	5-17-2033	895,000	872,285
Merck & Co., Inc.	5.00	5-17-2053	1,789,000	1,747,350
Merck & Co., Inc.	5.15	5-17-2063	1,342,000	1,309,961
				37,935,859
Energy: 0.97%
Oil & gas: 0.39%
BP Capital Markets America, Inc.	4.81	2-13-2033	9,691,000	9,380,272
Exxon Mobil Corp.	3.45	4-15-2051	4,444,000	3,306,582
Exxon Mobil Corp.	4.33	3-19-2050	5,849,000	5,068,364
				17,755,218
Pipelines: 0.58%
Energy Transfer LP	4.40	3-15-2027	783,000	750,951
Energy Transfer LP	4.95	5-15-2028	5,849,000	5,682,082
Energy Transfer LP	5.30	4-15-2047	4,574,000	3,878,952
Energy Transfer LP	5.40	10-1-2047	1,343,000	1,156,791
Energy Transfer LP	5.75	2-15-2033	6,431,000	6,393,913
Energy Transfer LP	6.13	12-15-2045	1,414,000	1,327,922
MPLX LP	4.95	3-14-2052	3,279,000	2,702,142
MPLX LP	5.00	3-1-2033	5,316,000	5,017,927
				26,910,680
Financial: 4.92%
Banks: 2.75%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	5,338,000	4,776,385
Bank of America Corp. (U.S. SOFR+1.63%)±	5.20	4-25-2029	3,831,000	3,773,080
Bank of America Corp. (U.S. SOFR+1.91%)±	5.29	4-25-2034	9,920,000	9,680,013
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	12,393,000	11,364,458
Bank of New York Mellon Corp. (U.S. SOFR+1.03%)±	4.95	4-26-2027	7,114,000	7,002,606
Bank of New York Mellon Corp. Series J (U.S. SOFR+1.61%)±	4.97	4-26-2034	8,007,000	7,687,698
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	10,519,000	10,482,281
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,934,000	3,500,925
KeyBank NA	5.00	1-26-2033	5,524,000	4,798,093
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	3,260,000	2,964,574
Manufacturers & Traders Trust Co.	4.70	1-27-2028	2,346,000	2,193,120
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	1,753,000	1,719,395
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,498,000	3,477,469
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	1,753,000	1,718,169
Morgan Stanley (U.S. SOFR+1.87%)±	5.25	4-21-2034	5,296,000	5,144,102
Morgan Stanley (U.S. SOFR+2.56%)±	6.34	10-18-2033	6,036,000	6,323,610
Santander Holdings USA, Inc. (U.S. SOFR+2.36%)±	6.50	3-9-2029	4,141,000	4,117,277
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 15

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Santander Holdings USA, Inc. (U.S. SOFR+2.70%)±	6.57%	6-12-2029	$2,265,000	$2,255,063
Truist Financial Corp. (U.S. SOFR+2.05%)±	6.05	6-8-2027	6,147,000	6,142,703
Truist Financial Corp. (U.S. SOFR+2.36%)±	5.87	6-8-2034	4,392,000	4,351,668
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	5,255,000	5,233,237
Wells Fargo & Co. (U.S. SOFR+1.99%)±	5.56	7-25-2034	2,631,000	2,596,394
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	14,703,000	13,834,597
Wells Fargo & Co. (U.S. SOFR+2.13%)±	4.61	4-25-2053	1,751,000	1,481,441
				126,618,358
Diversified financial services: 0.61%
American Express Co. (U.S. SOFR+0.97%)±	5.39	7-28-2027	5,192,000	5,161,201
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	8,659,000	8,565,103
American Express Co. (U.S. SOFR+1.84%)±	5.04	5-1-2034	1,970,000	1,892,910
Antares Holdings LP144A	3.75	7-15-2027	4,042,000	3,483,219
Capital One Financial Corp. (U.S. SOFR+2.86%)±	6.38	6-8-2034	5,270,000	5,205,579
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	3,478,000	3,537,471
				27,845,483
Insurance: 0.15%
Brighthouse Financial, Inc.	3.85	12-22-2051	1,568,000	984,845
MetLife, Inc.	5.38	7-15-2033	4,375,000	4,355,152
SBL Holdings, Inc.144A	5.00	2-18-2031	2,015,000	1,563,048
				6,903,045
REITS: 1.41%
Agree LP	2.00	6-15-2028	3,312,000	2,779,728
Agree LP	2.60	6-15-2033	753,000	572,232
Agree LP	4.80	10-1-2032	1,661,000	1,528,959
American Homes 4 Rent LP	3.63	4-15-2032	3,049,000	2,612,156
American Homes 4 Rent LP	4.30	4-15-2052	1,366,000	1,055,319
American Tower Corp.	2.95	1-15-2051	883,000	534,451
American Tower Corp.	3.13	1-15-2027	1,494,000	1,375,911
American Tower Corp.	5.50	3-15-2028	3,527,000	3,508,323
Brixmor Operating Partnership LP	2.50	8-16-2031	2,915,000	2,292,725
Crown Castle, Inc.	1.05	7-15-2026	4,750,000	4,198,792
Crown Castle, Inc.	2.90	3-15-2027	2,551,000	2,341,728
Crown Castle, Inc.	2.90	4-1-2041	1,765,000	1,189,453
Crown Castle, Inc.	3.80	2-15-2028	1,746,000	1,623,911
Crown Castle, Inc.	4.80	9-1-2028	1,744,000	1,693,064
Crown Castle, Inc.	5.00	1-11-2028	5,857,000	5,749,762
Essex Portfolio LP	2.55	6-15-2031	1,572,000	1,258,740
Federal Realty Investment Trust	3.95	1-15-2024	2,108,000	2,091,541
Invitation Homes Operating Partnership LP	2.00	8-15-2031	524,000	400,959
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,034,000	2,700,255
Mid-America Apartments LP	4.30	10-15-2023	1,562,000	1,558,804
NNN REIT, Inc.	5.60	10-15-2033	2,611,000	2,558,584
Realty Income Corp.	2.20	6-15-2028	1,633,000	1,417,239
Realty Income Corp.	2.85	12-15-2032	2,206,000	1,787,908
See accompanying notes to portfolio of investments
16 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS (continued)
Realty Income Corp.	4.90%	7-15-2033	$2,943,000	$2,794,560
Realty Income Corp.	5.63	10-13-2032	3,084,000	3,082,824
Regency Centers LP	2.95	9-15-2029	4,175,000	3,607,680
STORE Capital Corp.	2.70	12-1-2031	1,059,000	749,244
STORE Capital Corp.	2.75	11-18-2030	2,696,000	1,977,818
STORE Capital Corp.	4.50	3-15-2028	1,752,000	1,566,085
STORE Capital Corp.	4.63	3-15-2029	1,945,000	1,674,065
Sun Communities Operating LP	4.20	4-15-2032	3,049,000	2,681,211
				64,964,031
Industrial: 1.96%
Aerospace/defense: 0.74%
Boeing Co.	2.20	2-4-2026	6,006,000	5,540,568
Boeing Co.	3.25	2-1-2035	1,945,000	1,561,507
Boeing Co.	3.75	2-1-2050	3,470,000	2,530,073
Boeing Co.	5.81	5-1-2050	3,035,000	2,952,708
L3Harris Technologies, Inc.	5.40	1-15-2027	6,102,000	6,116,823
L3Harris Technologies, Inc.	5.40	7-31-2033	5,232,000	5,240,791
Lockheed Martin Corp.	4.75	2-15-2034	6,331,000	6,245,607
Northrop Grumman Corp.	4.40	5-1-2030	2,032,000	1,955,421
RTX Corp.	5.38	2-27-2053	2,050,000	1,998,210
				34,141,708
Environmental control: 0.33%
Republic Services, Inc.	4.88	4-1-2029	2,655,000	2,619,389
Republic Services, Inc.	5.00	4-1-2034	2,655,000	2,607,411
Waste Management, Inc.	4.88	2-15-2029	5,202,000	5,161,302
Waste Management, Inc.	4.88	2-15-2034	5,202,000	5,078,153
				15,466,255
Machinery-diversified: 0.72%
Ingersoll Rand, Inc.	5.70	8-14-2033	3,514,000	3,563,218
John Deere Capital Corp.	4.15	9-15-2027	8,337,000	8,137,769
John Deere Capital Corp.	4.70	6-10-2030	10,860,000	10,725,059
John Deere Capital Corp.	4.90	3-3-2028	4,409,000	4,423,433
John Deere Capital Corp.	4.95	7-14-2028	6,126,000	6,146,250
				32,995,729
Transportation: 0.17%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	707,000	629,985
Crowley Conro LLC	4.18	8-15-2043	2,319,160	2,195,321
Union Pacific Corp.	2.38	5-20-2031	1,683,000	1,412,520
Union Pacific Corp.	2.80	2-14-2032	2,284,000	1,952,122
Union Pacific Corp.	3.38	2-14-2042	1,900,000	1,483,304
				7,673,252
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 17

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 1.98%
Computers: 0.29%
Apple, Inc.	2.38%	2-8-2041	$1,288,000	$920,514
Apple, Inc.	2.65	5-11-2050	1,390,000	925,801
Apple, Inc.	2.65	2-8-2051	1,084,000	720,676
Apple, Inc.	3.95	8-8-2052	2,485,000	2,105,374
Apple, Inc.	4.00	5-10-2028	5,292,000	5,172,035
Apple, Inc.	4.15	5-10-2030	2,646,000	2,587,108
Apple, Inc.	4.85	5-10-2053	886,000	874,265
				13,305,773
Semiconductors: 0.95%
Broadcom, Inc.144A	2.45	2-15-2031	2,768,000	2,231,543
Broadcom, Inc.	3.15	11-15-2025	2,074,000	1,973,881
Broadcom, Inc.144A	3.47	4-15-2034	1,776,000	1,451,184
Broadcom, Inc.144A	4.93	5-15-2037	2,529,000	2,278,196
Intel Corp.	2.80	8-12-2041	1,522,000	1,056,248
Intel Corp.	5.63	2-10-2043	1,015,000	1,010,246
Intel Corp.	5.70	2-10-2053	1,759,000	1,741,927
Intel Corp.	5.90	2-10-2063	2,468,000	2,480,748
KLA Corp.	3.30	3-1-2050	1,449,000	1,041,417
Micron Technology, Inc.	3.48	11-1-2051	867,000	559,891
Micron Technology, Inc.	5.38	4-15-2028	8,864,000	8,714,026
Micron Technology, Inc.	5.88	2-9-2033	1,041,000	1,029,380
QUALCOMM, Inc.	6.00	5-20-2053	3,987,000	4,295,142
Texas Instruments, Inc.	4.90	3-14-2033	7,068,000	7,101,743
Texas Instruments, Inc.	5.00	3-14-2053	4,418,000	4,295,104
Texas Instruments, Inc.	5.05	5-18-2063	2,648,000	2,537,006
				43,797,682
Software: 0.74%
Fiserv, Inc.	5.38	8-21-2028	5,218,000	5,232,001
Fiserv, Inc.	5.60	3-2-2033	904,000	909,448
Fiserv, Inc.	5.63	8-21-2033	5,218,000	5,257,257
Oracle Corp.	4.00	7-15-2046	3,073,000	2,312,189
Oracle Corp.	4.38	5-15-2055	1,067,000	819,775
Oracle Corp.	5.55	2-6-2053	2,355,000	2,189,175
Oracle Corp.	6.90	11-9-2052	3,956,000	4,308,446
VMware, Inc.	1.00	8-15-2024	5,502,000	5,258,381
VMware, Inc.	1.40	8-15-2026	5,147,000	4,563,914
VMware, Inc.	4.70	5-15-2030	3,180,000	2,997,148
				33,847,734
Utilities: 2.03%
Electric: 2.03%
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,100,000	900,829
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,362,000	1,932,969
Baltimore Gas & Electric Co.	5.40	6-1-2053	2,646,000	2,609,401
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,744,000	1,291,371
See accompanying notes to portfolio of investments
18 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric (continued)
Commonwealth Edison Co.	5.30%	2-1-2053	$709,000	$694,228
Consolidated Edison Co. of New York, Inc.	5.20	3-1-2033	4,943,000	4,935,923
Consumers Energy Co.	2.50	5-1-2060	1,436,000	793,547
DTE Electric Co.	2.95	3-1-2050	2,757,000	1,829,318
DTE Electric Co. Series B	3.65	3-1-2052	1,262,000	941,620
Duke Energy Carolinas LLC	2.55	4-15-2031	1,607,000	1,360,391
Duke Energy Carolinas LLC	2.85	3-15-2032	2,934,000	2,475,820
Duke Energy Carolinas LLC	3.55	3-15-2052	2,136,000	1,553,348
Duke Energy Carolinas LLC	4.95	1-15-2033	2,631,000	2,591,584
Duke Energy Carolinas LLC	5.35	1-15-2053	3,540,000	3,440,786
Duke Energy Corp.	2.55	6-15-2031	1,729,000	1,412,200
Duke Energy Corp.	3.50	6-15-2051	487,000	334,852
Duke Energy Florida LLC	2.40	12-15-2031	2,355,000	1,921,945
Duke Energy Progress LLC	2.50	8-15-2050	2,382,000	1,404,170
Duke Energy Progress LLC	5.25	3-15-2033	1,757,000	1,758,323
Entergy Arkansas LLC	2.65	6-15-2051	2,126,000	1,269,152
Entergy Arkansas LLC	5.15	1-15-2033	3,542,000	3,510,410
Eversource Energy Series R	1.65	8-15-2030	2,683,000	2,110,828
Exelon Corp.	5.30	3-15-2033	1,434,000	1,415,815
Exelon Corp.	5.60	3-15-2053	1,159,000	1,118,215
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,594,000	2,112,043
Metropolitan Edison Co.144A	4.30	1-15-2029	2,776,000	2,628,241
Metropolitan Edison Co.144A	5.20	4-1-2028	2,657,000	2,623,865
MidAmerican Energy Co.	2.70	8-1-2052	2,047,000	1,242,181
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,085,000	887,423
Mississippi Power Co. Series B	3.10	7-30-2051	2,832,000	1,807,457
NSTAR Electric Co.	3.10	6-1-2051	1,457,000	976,045
Pacific Gas & Electric Co.	2.10	8-1-2027	1,264,000	1,091,376
Pacific Gas & Electric Co.	3.95	12-1-2047	5,363,000	3,574,513
Pacific Gas & Electric Co.	4.20	6-1-2041	1,371,000	991,979
Pacific Gas & Electric Co.	4.50	7-1-2040	813,000	626,094
Pacific Gas & Electric Co.	4.75	2-15-2044	794,000	607,104
Pacific Gas & Electric Co.	4.95	7-1-2050	7,550,000	5,837,852
Pacific Gas & Electric Co.	6.10	1-15-2029	1,757,000	1,736,366
PacifiCorp.	5.50	5-15-2054	2,824,000	2,501,110
PECO Energy Co.	2.85	9-15-2051	2,848,000	1,794,094
Pennsylvania Electric Co.144A	3.25	3-15-2028	2,301,000	2,094,981
Pennsylvania Electric Co.144A	5.15	3-30-2026	1,772,000	1,743,285
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,598,000	1,043,870
Public Service Electric & Gas Co.	1.90	8-15-2031	4,013,000	3,206,256
Public Service Electric & Gas Co.	2.05	8-1-2050	655,000	368,229
Public Service Electric & Gas Co.	2.70	5-1-2050	1,104,000	705,830
Public Service Electric & Gas Co.	5.20	8-1-2033	4,344,000	4,384,573
Public Service Electric & Gas Co.	5.45	8-1-2053	1,390,000	1,410,057
Southern California Edison Co. Series C	4.13	3-1-2048	1,779,000	1,402,070
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 19

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric (continued)
Virginia Electric & Power Co.	2.95%	11-15-2051	$2,362,000	$1,511,135
Virginia Electric & Power Co.	5.45	4-1-2053	798,000	772,348
				93,287,422
Total corporate bonds and notes (Cost $905,591,993)				854,497,061
Municipal obligations: 0.35%
Nevada: 0.08%
Airport revenue: 0.08%
County of Clark Department of Aviation Series C	6.82	7-1-2045	3,365,000	3,973,835
New York: 0.11%
Airport revenue: 0.11%
Port Authority of New York & New Jersey	4.46	10-1-2062	5,505,000	4,894,694
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University Series A	4.80	6-1-2111	1,957,000	1,704,513
Texas: 0.12%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,092,377
Transportation revenue: 0.10%
North Texas Tollway Authority North Texas Tollway System Series B	6.72	1-1-2049	3,609,000	4,337,824
				5,430,201
Total municipal obligations (Cost $17,132,794)				16,003,243
Non-agency mortgage-backed securities: 2.58%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53	1-26-2065	1,230,804	1,122,946
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	454,967	417,085
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,575,604	2,032,613
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	1,120,628	1,077,432
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	1,744,332	1,622,470
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	918,905	880,834
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.12	9-15-2036	10,912,000	10,617,556
BX Commercial Mortgage Trust Series 2021-XL2 Class A (U.S. SOFR 1 Month+0.80%)144A±	6.11	10-15-2038	3,793,925	3,702,275
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,180,717	1,128,693
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	3,539,210	2,709,547
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	3,698,486	2,893,980
COMM Mortgage Trust Series 2013-CR13 Class A4±±	4.19	11-10-2046	1,746,000	1,735,675
COMM Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	3,937,000	3,832,439
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,901,886	1,838,172
EQUS Mortgage Trust Series 2021-EQAZ Class A (U.S. SOFR 1 Month+0.87%)144A±	6.18	10-15-2038	4,122,917	4,029,734
See accompanying notes to portfolio of investments
20 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07%	1-10-2047	$5,471,323	$5,423,915
GS Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,781,073	1,700,373
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,383,734
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1 Class A1144A	5.31	1-25-2051	2,376,794	2,305,367
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class A4	4.17	12-15-2046	1,070,121	1,064,755
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	1,080,000	1,006,366
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A4	4.20	1-15-2047	987,569	980,421
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A4	3.67	9-15-2047	1,623,137	1,586,816
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	5,974,650	5,765,629
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,839,768
Med Trust Series 2021-MDLN Class A (U.S. SOFR 1 Month+1.06%)144A±	6.37	11-15-2038	6,630,180	6,463,797
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,421,790	1,174,421
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,396,563
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49	9-25-2059	726,568	672,222
NewRez Warehouse Securitization Trust Series 2021-1 Class A (U.S. SOFR 1 Month+0.86%)144A±	6.18	5-25-2055	8,916,267	8,873,070
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	1,262,663	1,079,080
Starwood Mortgage Residential Trust Series 2020-1 Class A1144A±±	2.28	2-25-2050	247,949	229,343
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	1,207,150	1,113,028
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	1,047,421	920,505
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	3,343,748	2,768,448
Verus Securitization Trust Series 2019-4 Class A1144A	2.64	11-25-2059	1,205,047	1,148,018
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	2.69	11-25-2059	485,281	465,093
Verus Securitization Trust Series 2020-2 Class A1144A±±	2.23	5-25-2060	669,828	652,868
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,760,846	1,493,306
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,259,493	2,738,861
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	2,428,732	2,034,617
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	3,100,176	2,401,170
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	7,689,707	6,205,693
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	3,308,215	2,804,487
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	3,266,791	2,736,294
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	1,447,395	1,289,987
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,469,217	1,292,543
Visio Trust Series 2020-1R Class A1144A	1.31	11-25-2055	1,121,519	990,055
Total non-agency mortgage-backed securities (Cost $131,061,155)				118,642,064
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 21

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 25.76%
U.S. Treasury Bonds	1.13%	5-15-2040	$5,206,000	$3,224,263
U.S. Treasury Bonds	1.13	8-15-2040	85,421,000	52,443,822
U.S. Treasury Bonds##	1.38	11-15-2040	141,118,000	90,089,511
U.S. Treasury Bonds	1.75	8-15-2041	87,846,000	59,024,963
U.S. Treasury Bonds	1.88	2-15-2041	25,062,000	17,392,637
U.S. Treasury Bonds	2.00	11-15-2041	72,211,000	50,527,955
U.S. Treasury Bonds	2.00	8-15-2051	22,967,000	14,581,353
U.S. Treasury Bonds	2.25	5-15-2041	19,199,000	14,146,513
U.S. Treasury Bonds	2.38	2-15-2042	12,685,000	9,436,946
U.S. Treasury Bonds	2.88	5-15-2052	13,255,000	10,289,711
U.S. Treasury Bonds	3.00	8-15-2052	54,456,000	43,396,752
U.S. Treasury Bonds	3.63	2-15-2053	13,016,000	11,726,602
U.S. Treasury Bonds	3.63	5-15-2053	49,822,000	44,933,216
U.S. Treasury Bonds	3.88	2-15-2043	9,593,000	8,925,987
U.S. Treasury Bonds	3.88	5-15-2043	56,581,000	52,629,171
U.S. Treasury Bonds	4.13	8-15-2053	13,321,000	13,148,413
U.S. Treasury Bonds	4.38	8-15-2043	4,984,000	4,970,761
U.S. Treasury Bonds	5.25	11-15-2028	2,064,000	2,155,268
U.S. Treasury Notes	0.38	7-31-2027	34,288,000	29,388,566
U.S. Treasury Notes	1.13	2-29-2028	12,507,000	10,888,418
U.S. Treasury Notes	1.13	8-31-2028	8,274,000	7,111,438
U.S. Treasury Notes	1.25	9-30-2028	1,117,000	963,980
U.S. Treasury Notes	1.38	10-31-2028	12,370,000	10,722,761
U.S. Treasury Notes##	1.50	8-15-2026	77,373,000	70,920,212
U.S. Treasury Notes	1.75	12-31-2026	8,357,000	7,660,366
U.S. Treasury Notes	2.00	11-15-2026	32,604,000	30,184,172
U.S. Treasury Notes	2.13	5-15-2025	10,160,000	9,685,734
U.S. Treasury Notes	2.38	3-31-2029	44,344,000	40,216,197
U.S. Treasury Notes	2.63	2-15-2029	50,196,000	46,211,692
U.S. Treasury Notes	2.63	7-31-2029	8,779,000	8,040,330
U.S. Treasury Notes	2.75	7-31-2027	9,559,000	8,998,529
U.S. Treasury Notes	2.75	5-31-2029	35,012,000	32,342,335
U.S. Treasury Notes	2.88	4-30-2025	16,500,000	15,937,324
U.S. Treasury Notes	2.88	6-15-2025	20,650,000	19,918,377
U.S. Treasury Notes	2.88	8-15-2028	8,219,000	7,705,955
U.S. Treasury Notes	3.00	7-15-2025	9,339,000	9,020,161
U.S. Treasury Notes	3.25	6-30-2029	28,783,000	27,296,628
U.S. Treasury Notes##	3.50	4-30-2028	74,945,000	72,456,592
U.S. Treasury Notes	3.88	8-15-2033	42,935,000	42,170,220
U.S. Treasury Notes	4.00	2-15-2026	270,000	265,739
U.S. Treasury Notes	4.13	1-31-2025	2,792,000	2,753,065
U.S. Treasury Notes	4.13	7-31-2028	6,395,000	6,357,529
U.S. Treasury Notes	4.13	8-31-2030	6,538,000	6,510,418
U.S. Treasury Notes	4.25	5-31-2025	5,793,000	5,722,172
U.S. Treasury Notes	4.38	10-31-2024	1,068,000	1,056,945
U.S. Treasury Notes	4.38	8-15-2026	41,645,000	41,456,296
U.S. Treasury Notes##	4.38	8-31-2028	62,252,000	62,636,212
U.S. Treasury Notes	4.50	11-30-2024	224,000	221,988
See accompanying notes to portfolio of investments
22 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	4.75%	7-31-2025	$8,564,000	$8,540,917
U.S. Treasury Notes	5.00	8-31-2025	37,819,000	37,926,843
Total U.S. Treasury securities (Cost $1,278,311,671)				1,184,331,955
Yankee corporate bonds and notes: 3.90%
Basic materials: 0.40%
Mining: 0.40%
Anglo American Capital PLC144A	4.75	3-16-2052	4,986,000	4,003,574
Anglo American Capital PLC144A	5.50	5-2-2033	2,483,000	2,396,927
BHP Billiton Finance USA Ltd.	4.88	2-27-2026	8,827,000	8,765,201
Glencore Finance Canada Ltd.144A	5.55	10-25-2042	794,000	724,987
Glencore Finance Canada Ltd.144A	6.00	11-15-2041	646,000	622,067
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	1,826,000	1,933,325
				18,446,081
Consumer, cyclical: 0.12%
Airlines: 0.12%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	5,830,000	5,598,297
Consumer, non-cyclical: 0.79%
Agriculture: 0.15%
BAT International Finance PLC	5.93	2-2-2029	6,592,000	6,566,001
Commercial services: 0.02%
Adani International Container Terminal Pvt Ltd.144A	3.00	2-16-2031	1,310,280	993,036
Healthcare-products: 0.09%
DH Europe Finance II Sarl	2.20	11-15-2024	4,346,000	4,180,544
Pharmaceuticals: 0.53%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	13,957,000	13,734,430
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	5,789,000	5,791,106
Pfizer Investment Enterprises Pte. Ltd.	5.34	5-19-2063	2,650,000	2,611,109
Shire Acquisitions Investments Ireland DAC	2.88	9-23-2023	1,303,000	1,300,584
Takeda Pharmaceutical Co. Ltd.	4.40	11-26-2023	986,000	982,321
				24,419,550
Energy: 0.42%
Oil & gas: 0.26%
Aker BP ASA144A	5.60	6-13-2028	5,223,000	5,177,713
Aker BP ASA144A	6.00	6-13-2033	4,370,000	4,368,719
Petroleos Mexicanos	2.38	4-15-2025	725,800	704,522
Petroleos Mexicanos	2.46	12-15-2025	2,016,250	1,936,460
				12,187,414
Pipelines: 0.16%
Galaxy Pipeline Assets Bidco Ltd.144A	1.75	9-30-2027	1,560,850	1,439,903
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	3,232,592	2,713,412
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 23

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd.144A	2.63%	3-31-2036	$2,354,000	$1,860,429
Galaxy Pipeline Assets Bidco Ltd.144A	2.94	9-30-2040	1,467,518	1,154,665
				7,168,409
Financial: 1.95%
Banks: 1.68%
Banco Santander SA	6.92	8-8-2033	3,000,000	2,999,007
Bank of Nova Scotia	5.25	6-12-2028	5,223,000	5,177,067
Barclays PLC (1 Year Treasury Constant Maturity+3.50%)±	7.44	11-2-2033	5,648,000	6,044,866
Barclays PLC (U.S. SOFR+2.98%)±	6.22	5-9-2034	5,396,000	5,329,088
BNP Paribas SA (1 Year Treasury Constant Maturity+1.50%)144A±	5.34	6-12-2029	6,962,000	6,859,961
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.40%)144A±	5.56	2-28-2029	12,323,000	12,176,120
Credit Suisse Group AG144A	4.28	1-9-2028	8,166,000	7,638,998
Credit Suisse Group AG (U.S. SOFR+3.70%)144A±	6.44	8-11-2028	3,031,000	3,086,415
Credit Suisse Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	4,092,000	3,684,548
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	6,840,000	5,136,356
HSBC Holdings PLC (U.S. SOFR+2.65%)±	6.33	3-9-2044	1,957,000	1,973,385
Macquarie Group Ltd. (U.S. SOFR+2.38%)144A±	5.89	6-15-2034	1,069,000	1,038,427
Mizuho Financial Group, Inc. (1 Year Treasury Constant Maturity+1.90%)±	5.75	7-6-2034	3,571,000	3,536,250
Sumitomo Mitsui Financial Group, Inc.	6.18	7-13-2043	1,745,000	1,753,730
Svenska Handelsbanken AB144A	5.50	6-15-2028	3,397,000	3,346,787
Swedbank AB144A	5.47	6-15-2026	7,501,000	7,462,660
				77,243,665
Diversified financial services: 0.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.15	10-29-2023	10,944,000	10,860,141
REITS: 0.03%
Trust Fibra Uno144A	6.39	1-15-2050	1,883,000	1,516,986
Industrial: 0.09%
Transportation: 0.09%
Canadian Pacific Railway Co.	1.35	12-2-2024	3,934,000	3,728,941
Canadian Pacific Railway Co.	1.75	12-2-2026	761,000	683,873
				4,412,814
Technology: 0.10%
Semiconductors: 0.10%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	5-11-2031	1,763,000	1,425,142
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	5-11-2041	1,735,000	1,235,689
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	6-1-2027	1,917,000	1,843,511
				4,504,342
See accompanying notes to portfolio of investments
24 | Allspring Core Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.03%
Electric: 0.03%
Israel Electric Corp. Ltd.144A	3.75%	2-22-2032	$1,561,000	$1,320,669
Total yankee corporate bonds and notes (Cost $185,445,283)				179,417,949
Yankee government bonds: 0.66%
Bermuda144A	5.00	7-15-2032	1,432,000	1,372,572
Export Finance & Insurance Corp.144A	4.63	10-26-2027	5,920,000	5,927,349
Israel	4.50	1-17-2033	4,299,000	4,126,550
Mexico	3.50	2-12-2034	6,436,000	5,333,763
Mexico	3.75	4-19-2071	3,462,000	2,220,003
Mexico	3.77	5-24-2061	1,217,000	799,785
Mexico	6.34	5-4-2053	4,294,000	4,286,305
Panama	6.85	3-28-2054	942,000	963,046
Paraguay144A	5.85	8-21-2033	4,021,000	3,956,269
Paraguay 144A	5.40	3-30-2050	1,461,000	1,218,694
Total yankee government bonds (Cost $31,743,395)				30,204,336

		Yield	Shares
Short-term investments: 4.36%
Investment companies: 4.36%
Allspring Government Money Market Fund Select Class♠∞##		5.26	200,616,309	200,616,309
Total short-term investments (Cost $200,616,309)				200,616,309
Total investments in securities (Cost $5,265,645,677)	108.84%			5,003,060,742

		Interest rate
Securities sold short: (0.25)%
Agency securities: (0.25)%
FNMA		3.50	9-14-2053	(13,100,000)	(11,708,637)
Total agency securities (Cost $(11,806,887))					(11,708,637)
Total securities sold short (proceeds $(11,806,887))	(0.25)%				(11,708,637)
Other assets and liabilities, net	(8.59)				(395,044,186)
Total net assets	100.00%				$4,596,307,919

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 25

Portfolio of investments—August 31, 2023 (unaudited)

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$117,290,523	$715,904,562	$(632,578,776)	$0	$0	$200,616,309	200,616,309	$1,894,539
See accompanying notes to portfolio of investments
26 | Allspring Core Bond Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Allspring Core Bond Portfolio | 27

Notes to portfolio of investments—August 31, 2023 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,908,331,103	$0	$1,908,331,103
Asset-backed securities	0	511,016,722	0	511,016,722
Corporate bonds and notes	0	854,497,061	0	854,497,061
Municipal obligations	0	16,003,243	0	16,003,243
Non-agency mortgage-backed securities	0	118,642,064	0	118,642,064
U.S. Treasury securities	1,184,331,955	0	0	1,184,331,955
Yankee corporate bonds and notes	0	179,417,949	0	179,417,949
Yankee government bonds	0	30,204,336	0	30,204,336
Short-term investments
Investment companies	200,616,309	0	0	200,616,309
Total assets	$1,384,948,264	$3,618,112,478	$0	$5,003,060,742
Liabilities
Securities sold short
Agency securities	$0	$11,708,637	$0	$11,708,637
Total liabilities	$0	$11,708,637	$0	$11,708,637
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
28 | Allspring Core Bond Portfolio